Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deferred costs	[1]	$ 1,258,916		$ 683
Prepaid tax		650,237
Prepaid expenses		44,760
Other receivables		102,256		109,100
Total		2,056,169		109,783
Allowance for credit losses		(30,349)	[2]	(13,791)	[2]	$ (14,930)
Total prepaid expenses and other current assets		$ 2,025,820		$ 95,992

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The Company recorded credit loss of $16,685, nil, and negative $12,407 for other receivables for the fiscal years ended June 30, 2024, 2023, and 2022, respectively.